Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Gain And Loss [Line Items]
Result in sales of property, plant and equipment	$ 810,776		$ 9,384,038
Result of other investments	123,667	$ 168,439	104,777
Total	981,981,296	10,137,284	$ 9,488,815
Enel Transmisin Chile S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments	981,856,639
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments		$ 9,968,845
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Other Gain And Loss [Line Items]
Loss on sale	(788,848)
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Other Gain And Loss [Line Items]
Loss on sale	$ (20,938)